Stock-Based Compensation - Additional information (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 04, 2026 USD ($) shares	Nov. 04, 2022 $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) grantee $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 01, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by shares of the company's common stock are authorized for issuance under the 2022 plan							1,003,128
Common stock, capital shares reserved for future grant							334,070
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award							Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff. Certain awards vest monthly over a one-year period of continuous service without a cliff and have a maximum contractual term of ten years.
Share-based payment arrangement, expense, income tax benefit | $					$ 0		$ 0	$ 0
Common Stock, Shares, Issued	112,790		8,026,384		8,026,384		3,632,165	3,627,242
Common stock, par or stated value per share | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited								189,412
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms								the agreement was amended to reflect 284,118 shares with a new vesting start date of December 16, 2023, under the same four-year vesting terms.
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | grantee							1
Share-Based Payment Arrangement, Plan Modification, Incremental Compensation Cost | $								$ 0
Total stock-based compensation expense | $			$ 137,000	$ 29,000	$ 428,000	$ 85,000	$ 100,000	$ 100,000
Share-based compensation arrangement by share-based payment award, options, exercises in period					11,679
Pre Merger Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period					18,500
Two Thousand and Twenty Two Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by shares of the company's common stock are authorized for issuance under the 2022 plan			3,253,428		3,253,428
Common stock, capital shares reserved for future grant			2,097,796		2,097,796
Share based compensation shares underlying rollover options			1,155,632		1,155,632
Share based compensation share reserve annual increase percentage			4.00%		4.00%
Two Thousand and Twenty Two Stock Incentive Plan [Member] | Pre Merger Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by shares of the company's common stock are authorized for issuance under the 2022 plan									2,588,804
Share based compensation plan reserve increase									1,000,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value | $ / shares			$ 3.55		$ 2.59	$ 0.86	$ 0.84	$ 1
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value | $			$ 119,000	1,000	$ 119,000	$ 1,000
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value | $			94,000	32,000	365,000	106,000	$ 100,000	$ 100,000
Share-Based Payment Arrangement, Cash Received from the Exercise of Stock Options | $							10,218	1
Share-based payment arrangement, expense, income tax benefit | $			0	$ 0	0	$ 0	0	$ 0
Unrecognized stock-based compensation expense | $			$ 1,200,000		$ 1,200,000		$ 300,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition					2 years 7 months 6 days		1 year 9 months 18 days
Share-based compensation arrangement by share-based payment award, options, exercises in period			5,366	2,209	11,679	4,923
Granted shares				0	499,725
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	2 years 8 months 12 days
Common Stock, Shares, Issued		473,530
Common stock, par or stated value per share | $ / shares		$ 0.0002						$ 0.0002
Share-based compensation arrangement by share-based payment award, award vesting rights	The shares vest over three years from the vesting start date, with no shares vesting before the second anniversary of the vesting start date and one-twelfth of the shares vesting on each monthly anniversary thereafter until fully vested on the third anniversary.	The shares are subject to a repurchase right in favor of the Company for unvested shares and vest over a four-year (48-month) period, with 25% of the shares vesting on the 12-month anniversary of the vesting start date and the remainder vesting ratably on a monthly basis thereafter
Granted (shares), restricted stock awards	505,098				505,098
Share-Based compensation arrangement by share-based payment award, Award vesting rights, Percentage	25.00%
Nonvested restricted stock awards | $	$ 13,800,000